CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($) $ in Millions	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Revenue
Net earned premium	$ 10.5			$ 17.8			$ 65.0	$ 41.6	$ 63.8	$ 21.2
Net investment income	0.2			1.1			1.3	2.1	3.4	1.3
Commission income	0.1			0.1			0.2	0.1	0.1	0.0
Total revenue	17.8			19.0			73.9	43.8	67.3	22.5
Expense
Loss and loss adjustment expense, net	6.7			12.6			45.4	30.4	45.8	15.2
Other insurance expense	3.5			2.3			10.8	6.4	9.6	4.2
Sales and marketing	22.2			27.5			57.5	64.9	89.1	41.9
Technology development	5.3			2.8			13.0	6.4	9.8	4.7
General and administrative	10.6			4.8			34.6	11.2	20.9	9.1
Total expense	48.3			50.0			161.3	119.3	175.2	75.1
Loss before income taxes	(30.5)			(31.0)			(87.4)	(75.5)	(107.9)	(52.6)
Income tax expense	0.4			0.1			1.0	0.3	0.6	0.3
Net loss	(30.9)	$ (21.0)	$ (36.5)	(31.1)	$ (23.1)	$ (21.6)	(88.4)	(75.8)	(108.5)	(52.9)
Other comprehensive income, net of tax
Unrealized gain on availableforsale investments	0.4			(0.1)			0.6	(0.1)	0.1	0.0
Comprehensive loss	$ (30.5)			$ (31.2)			$ (87.8)	$ (75.9)	$ (108.4)	$ (52.9)
Per Share Data:
Net loss per share attributable to common stockholders - basic and diluted	$ (0.57)			$ (2.78)			$ (3.41)	$ (6.84)	$ (9.75)	$ (4.84)
Weighted average common shares outstanding - basic and diluted	53,997,315			11,178,924			25,935,362	11,079,303	11,124,397	10,931,776
Pro forma net loss per share attributable to common stockholders - basic and diluted (unaudited)									$ (2.77)
Pro forma weighted average common shares outstanding - basic and diluted (unaudited)									39,206,116